Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net:
Accounts Receivable, Net

5.               ACCOUNTS RECEIVABLE, NET

Accounts receivable, net are comprised of:

	December 31, 2011	December 31, 2010
Domestic customers	516,584	392,219
Foreign customers	358,942	189,673
Total accounts receivable	875,526	581,892
Less allowance for doubtful accounts	(50,966)	(52,785)
Total accounts receivable, net	824,560	529,107

The following summarizes the changes in the allowance for doubtful accounts for the years ended December 31:

	2011	2010	2009
Balance at beginning of year	(52,785)	(66,764)	(110,613)
(Allowance) Recovery of allowance for doubtful accounts	(3,224)	11,933	38,019
Accounts receivable written off, net	2,306	–	(1,015)
Translation difference	2,737	2,046	6,845
Balance at end of year	(50,966)	(52,785)	(66,764)

The significant decrease in the allowance for doubtful accounts in 2010 and 2009 is due to an improvement of the collectibility of accounts receivable and increase in sales made on a prepayment basis.